Share-based Payment Arrangements - Summary of Outstanding Restricted Shares At Balance Sheet (Detail) - USISH option plans [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2019 restricted stocks [Member]
Dislcosure of Range Exercise Prices of Outstanding Restricted Shares [Line Items]
Range of Exercise Price Per Share	12.7	13.2
Remaining Contractual Life (Years)	2 years 3 months 18 days	3 years 3 months 18 days
2020 restricted stocks [Member]
Dislcosure of Range Exercise Prices of Outstanding Restricted Shares [Line Items]
Remaining Contractual Life (Years)	8 months 12 days	1 year 8 months 12 days
2021 restricted stocks [Member]
Dislcosure of Range Exercise Prices of Outstanding Restricted Shares [Line Items]
Remaining Contractual Life (Years)	1 year 8 months 12 days